EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Equity [Abstract]
EQUITY

 The Company’s Articles of Incorporation, as amended, authorize the issuance of two classes of stock to be designated “common stock” and “preferred stock”. The preferred stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

 The Company had 239,400 shares of Series B Convertible Redeemable Preferred (“Series B Preferred”) outstanding as of March 31, 2013 and December 31, 2012. At March 31, 2013 and December 31, 2012, the Company had cumulative undeclared dividends of approximately $21,000 and $8,000, respectively. There were no conversions of Series B Preferred into common stock during the three months ended March 31, 2013 or 2012.

Common Stock

The following table summarizes common stock activity for the three months ended March 31, 2013:

Common Stock

Shares outstanding at December 31, 2012	76,639,849
Shares issued pursuant to options exercised for cash	10,000
Shares issued pursuant to cashless warrants exercised	982,419
Shares issued pursuant to warrants exercised for cash	31,539
Shares outstanding at March 31, 2013	77,663,807

During the three months ended March 31, 2013, the Company issued 10,000 shares of common stock pursuant to the exercise of 10,000 options for cash proceeds of approximately $2,000. During the three months ended March 31, 2013, the Company issued 31,539 shares of common stock pursuant to the exercise of 31,539 warrants for cash proceeds of approximately $16,000. Also during the three months ended March 31, 2013, the Company issued 982,419 shares of common stock pursuant to the cashless exercise of 1,917,253 warrants.

Warrants

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted- Average Exercise Price

Balance at December 31, 2012	18,788,485	$0.56
Granted	1,137,632	$0.96
Expired / Canceled	(688,749)	$1.49
Exercised	(1,948,792)	$0.50
Balance at March 31, 2013	17,288,576	$0.56

During the three months ended March 31, 2013, the Company issued to certain consultants warrants to purchase an aggregate of 85,000 shares of the Company’s common stock. Such warrants have exercise prices ranging from $1.08 to $1.15 per share and have terms ranging from one to two years from the date of issuance. An aggregate of 80,000 of these warrants become exercisable only upon the attainment of specified events. No such events were obtained during the three months ended March 31, 2013.

During the three months ended March 31, 2013, the company issued to an existing shareholder and member of our Board of Directors warrants to purchase 1,052,632 shares of the Company’s common stock. Such warrants have an exercise price of $0.95 per share and a term of two years from the date of issuance.

During the three months ended March 31, 2013, there were 1,917,253 warrants exercised pursuant to cashless transactions, 31,539 warrants exercised for cash resulting in the issuance of 31,539 shares of common stock and proceeds to the Company of approximately $16,000 and 688,749 warrants that expired.

As of March 31, 2013, warrants to purchase 17,288,576 shares of common stock at prices ranging from $0.50 to $1.25 were outstanding. All warrants are exercisable as of March 31, 2013, and expire at various dates through December 2016, with the exception of an aggregate of 330,000 warrants, which become exercisable only upon the attainment of specified events.

Stock-Based Compensation

As of March 31, 2013, the Company had two active stock-based compensation plans for employees and nonemployee directors, which authorize the granting of various equity-based incentives including stock options and restricted stock.

The Company estimates the fair value of its stock options using a Black-Scholes option-pricing model, consistent with the provisions of ASC No. 718, Compensation – Stock Compensation. The fair value of stock options granted is recognized to expense over the requisite service period. Stock-based compensation expense is reported in general and administrative, sales and marketing, engineering and customer service expenses based upon the departments to which substantially all of the associated employees report and credited to additional paid-in capital. Stock-based compensation expense related to equity options was approximately $126,000 and $141,000 for the three months ended March 31, 2013 and 2012, respectively.

In January of 2010, the Company issued 847,258 shares of restricted stock to members of management and the Board. These shares vest quarterly over a three-year period. The restricted shares were issued as compensation for the cancellation of 1,412,096 options held by members of management and the Board. The Company evaluated the exchange in accordance with ASC 718 and determined there was no incremental cost to be recorded in conjunction with the exchange as the fair value of the options surrendered at the modification date exceeded the fair value of the restricted shares issued at the modification date. Stock-based compensation expense related to these restricted stock grants was approximately $0 and $9,000 for the three months ended March 31, 2013 and 2012, respectively.

During March 2011, the Company granted 880,000 performance units to certain key employees that grant the holder the right to receive compensation based on the appreciation in the Company’s common stock in the event of transfer of control of the Company ("Performance Units"). As the vesting of the Performance Units is contingent upon the sale of the Company, the expense associated with the granting of the Performance Units was not material. The Performance Units issued to such key employees were terminated, and exchanged for options to purchase a total of 435,000 shares of common stock during the three month ended March 31, 2012.

ASC 718 requires the use of a valuation model to calculate the fair value of stock-based awards. The Company has elected to use the Black-Scholes option-pricing model, which incorporates various assumptions including volatility, expected life, and interest rates. The Company is required to make various assumptions in the application of the Black-Scholes option-pricing model. The Company has determined that the best measure of expected volatility is based on the historical weekly volatility of the Company’s common stock. Historical volatility factors utilized in the Company’s Black-Scholes computations for the three months ended March 31, 2013 and 2012 ranged from 83% to 144%. The Company has elected to estimate the expected life of an award based upon the SEC approved “simplified method” noted under the provisions of Staff Accounting Bulletin No. 110. The expected term used by the Company during the three months ended March 31, 2013 and 2012 was 5.9 years. The difference between the actual historical expected life and the simplified method was immaterial. The interest rate used is the risk free interest rate and is based upon U.S. Treasury rates appropriate for the expected term. Interest rates used in the Company’s Black-Scholes calculations for the three months ended March 31, 2013 and 2012 was 2.6%. Dividend yield is zero as the Company does not expect to declare any dividends on the Company’s common stock in the foreseeable future

In addition to the key assumptions used in the Black-Scholes model, the estimated forfeiture rate at the time of valuation is a critical assumption. The Company has estimated an annualized forfeiture rate of approximately 0% for corporate officers, 4.1% for members of the Board of Directors and 6.0% for all other employees. The Company reviews the expected forfeiture rate annually to determine if that percent is still reasonable based on historical experience.

In March 2013, the Company issued 410,000 options under existing stock-based compensation plans to certain members of senior management, certain members of the Board of Directors and certain employees. Such options have an exercise price of $0.93 per share.

A summary of the activity under the Company’s stock option plans is as follows:

	Options	Weighted-Average Exercise Price
Balance at December 31, 2012	3,031,221	$0.82
Granted	410,000	$0.93
Expired/Cancelled	(9,996)	$0.82
Exercised	(10,000)	$0.17

Balance at March 31, 2013	3,421,225	$0.83

The per share weighted-average grant date fair value of options granted during the three months ended March 31, 2013 was $0.66.

The Company’s Articles of Incorporation, as amended, authorize the issuance of two classes of stock to be designated “Common Stock” and “Preferred Stock”. The Preferred Stock may be divided into such number of series and with the rights, preferences, privileges and restrictions as the Board of Directors may determine.

Series B Convertible Redeemable Preferred Stock

            The Company had 239,400 shares of Series B Preferred outstanding as of December 31, 2012 and 2011. At December 31, 2012 and 2011, the Company had cumulative undeclared dividends of approximately $8,000 ($0.03 per share) and $187,000 ($0.78 per share), respectively. There were no conversions of Series B Preferred into common stock during the year ended December 31, 2012 or 2011.

           Common Stock

           The following table summarizes outstanding common stock activity for the following periods:

Common Stock

Shares outstanding at December 31, 2010	23,838,777
Shares issued pursuant to the Qualified Financing	20,090,000
Conversion of preferred stock into common	11,768,525
Conversion of convertible debt into common stock	9,774,559
Shares issued pursuant to warrants exercised for cash	1,310,000
Shares issued pursuant to cashless warrants exercised	1,194,547
Shares issued pursuant to options exercised	14,587
Shares issued as compensation in lieu of cash	10,000
Recoup of forfeited restricted stock grants	(12,079)
Shares outstanding at December 31, 2011	67,988,916
Shares issued pursuant to warrants exercised for cash	7,052,647
Shares issued pursuant to cashless warrants exercised	1,573,362
Shares issued pursuant to options exercised	24,924
Shares outstanding at December 31, 2012	76,639,849

        During the year ended December 31, 2012, the Company issued 24,924 shares of common stock pursuant to the exercise of 24,924 options for cash proceeds of approximately $7,000.  During the year ended December 31, 2012, the Company issued 7,052,647 shares of common stock pursuant to the exercise of 7,052,647 warrants for cash proceeds of approximately $3,527,000. During the year ended December 31, 2012, the Company issued 1,573,362 shares of common stock pursuant to the cashless exercise of 2,905,628 warrants.

Warrants

As of December 31, 2012, warrants to purchase 18,788,485 shares of common stock at prices ranging from $0.50 to $1.67 were outstanding. All warrants are exercisable as of December 31, 2012 and expire at various dates through December 2016, with the exception of an aggregate of 250,000 warrants, which become exercisable only upon the attainment of specified events.

The following table summarizes warrant activity for the following periods:

	Warrants	Weighted-
		Average
		Exercise Price

Balance at December 31, 2010	19,737,612	$0.54
Granted	12,802,500	$0.52
Expired / Canceled	(546,044)	$0.50
Exercised	(3,540,308)	$0.50
Balance at December 31, 2011	28,453,760	$0.52
Granted	305,000	$0.92
Expired / Canceled	(12,000)	$0.50
Exercised	(9,958,275)	$0.50
Balance at December 31, 2012	18,788,485	$0.56

During the year ended December 31, 2012, there were 2,905,628 warrants exercised pursuant to cashless transactions and 12,000 warrants expired. During the year ended December 31, 2012, there were 7,052,647 warrants exercised for cash resulting in cash proceeds to the Company of approximately $3,526,000. The Company issued 1,573,362 shares of its common stock pursuant to cashless warrant exercises and 7,052,647 shares of its common stock pursuant to warrants exercised for cash.

               During the year ended December 31, 2012, the Company issued to Vocel a warrant to purchase 150,000 shares of the Company’s common stock (“Purchaser Warrant”).  The Purchaser Warrant is exercisable at $0.88 per share and vests 100% at such time as the Company has derived $500,000 of gross revenue from the sale or license of the purchased intellectual property (“Warrant Vesting Date”).  The Purchaser Warrant is exercisable for a period of three years from the Warrant Vesting Date. The Purchaser Warrant did not vest during the year ended December 31, 2012 as the $500,000 gross revenue threshold was not met.

               During the year ended December 31, 2012, the Company issued to certain consultants warrants to purchase 50,000 shares of the Company’s common stock. Such warrants were issued upon the attainment of certain performance conditions, are exercisable at $1.10 per share and have a three year term. The Company determined the grant date fair value of these warrants using the Black-Scholes valuation model to be approximately $25,000.  Such expense is recorded in the Company’s Consolidated Statement of Operations for the year ended December 31, 2012 as a component of general and administrative expense.

               During the year ended December 31, 2012, the Company issued to certain consultants warrants to purchase 100,000 shares of the Company’s common stock. Such warrants are exercisable at $0.98 per share and have a two year term from the date of issuance. The warrants will vest 100% at such time as the Company has derived $1.5 million of gross revenue from the consultant’s efforts. These warrants did not vest during the year ended December 31, 2012 as the $1.5 million gross revenue threshold was not met.

      During the year ended December 31, 2012, the Company issued to certain consultants warrants to purchase 5,000 shares of the Company’s common stock. Such warrants are exercisable at $1.25 per share and have a two year term from the date of issuance. The Company determined the grant date fair value of these warrants using the Black-Scholes valuation model to be approximately $2,000.  Such expense is recorded in the Company’s Consolidated Statement of Operations for the year ended December 31, 2012 as a component of sales and marketing expense.

               The following table summarizes information regarding the warrants outstanding as of December 31, 2012:

Exercise Price	Number Outstanding	Weighted—Average Remaining Life (Years)	Weighted—Average Exercise Price

$0.50	17,029,456	2.97	$0.50

$0.60	200,000	1.76	$0.60

$0.80	150,000	5.00	$0.80

$0.98	100,000	1.63	$0.98

$1.00	265,280	1.58	$1.00

$1.10	50,000	2.59	$1.10

$1.20	270,833	0.20	$1.20

$1.25	305,000	0.46	$1.25

$1.67	417,916	0.23	$1.67

	18,788,485